Repurchase of shares	12 Months Ended
Dec. 31, 2024
Repurchase of shares
Repurchase of shares
20	Repurchase of shares

The board of directors of iClick Cayman authorized certain share repurchase programs December 2021 (the “December 2021 Share Repurchase Program”) and December 2022 (the “December 2022 Share Repurchase Program”), respectively, as detailed in the below table.

	Maximum value of
	ordinary shares or ADSs of
Repurchase program	iClick Cayman to repurchase	Effective period
December 2021 Share Repurchase Program	20,000	Year ended December 31, 2022
December 2022 Share Repurchase Program	5,000	Year ending December 31, 2023

The share repurchases may be made on the open market at prevailing market prices, in negotiated transactions off the market, and/or in other legally permissible means from time to time as market conditions warrant in compliance with applicable requirements of Rule 10b5-1 and/or Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, at times and in such amounts as iClick Cayman deems appropriate.

The following table is a summary of the shares repurchased by iClick Cayman during 2022, 2023 and 2024 under the repurchase programs. All shares were purchased through publicly purchasing from the open market.

	Total number of
	ADSs purchased
	as part of the	Average
	publicly	price paid
Period	announced plan	per ADS
December 2021 Share Repurchase Program
- For the year ended December 31, 2022	731,881	10.349
December 2022 Share Repurchase Program
- For the year ended December 31, 2023	126,883	1.679

During the year ended December 31, 2024, the Company cancelled 5,952,565 ordinary shares, which were previously repurchased from the open market.